VictoryShares Short-Duration Municipal ETF Expense Example - VictoryShares Short-Duration Municipal ETF - VictoryShares Short-Duration Municipal ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	$ 123